OTHER ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other accounts receivables [abstract]
Disclosure of detailed information about other receivables

Balances of other accounts receivable, net of impairment losses, comprise the following as of December 31, 2023 and 2022:

		December 31,		December 31,
	Note	2023		2022

Contract assets	12.1	Ps.	17,821,214	Ps.	16,161,187
Other accounts receivable	12.2		8,181,675		7,601,802
Total other accounts receivable			26,002,889		23,762,989
Loss allowance	4.1.5		(385,664)		(382,416)
Total other accounts receivable, net		Ps.	25,617,225	Ps.	23,380,573

Disclosure of detailed information about contract assets

The following table provides information about assets from contracts with customers as of December 31, 2023 and 2022:

Contract assets	December 31, 2023		December 31, 2022

Financial assets in concession arrangements rights at fair value (1)	Ps.	3,830,916	Ps.	3,507,231
Financial assets in concession arrangements rights at amortized cost (1)		13,990,298		12,653,956
Gross balance of other accounts receivable	Ps.	17,821,214	Ps.	16,161,187
Loss allowance (2)		(8,394)		(8,171)
Total contract assets	Ps.	17,812,820	Ps.	16,153,016
(1)	See note 16 details regarding concession arrangements rights.
(2)	See reconciliations simplified approach and general approach loss allowance on note 4.1.5.

Schedule of other accounts receivable measured at amortized cost, except

The detailed information of other accounts receivable measured at amortized cost, except for prepaid expenses, as of December 31, 2023 and 2022 is as follows:

Other accounts receivable	December 31, 2023		December 31, 2022
Accounts receivable for goods and services sales in Non-financial sector companies	Ps.	1,469,899	Ps.	1,455,555
Debtors		1,889,732		2,061,364
Credit card compensations and network compensations		1,348,140		658,721
Payment in advance		760,877		633,358
Government		579,701		577,117
Conditional contributions		712,135		694,018
Taxes		35,667		30,862
Others		1,385,524		1,490,807
Gross balance of other accounts receivable	Ps.	8,181,675	Ps.	7,601,802
Loss allowance		(377,270)		(374,245)
Other accounts receivable, net	Ps.	7,804,405	Ps.	7,227,557